SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 3,413,633	$ 2,424,882
Stock based compensation	1,956,967	1,899,106
Other	700,621	645,379
Total	5,972,221	4,969,367
Less: valuation allowance	(5,972,221)	(4,969,367)
Net deferred tax assets